Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 0.2%
Security	Shares	Value
Healthcare — 0.0%†
Keenova Therapeutics PLC(1)	32	$ 3,082
Par Health, Inc.(1)	32	284
		$ 3,366
Paper — 0.2%
Enviva LLC(1)(2)	8,688	$ 131,949
		$ 131,949
Total Common Stocks (identified cost $55,025)		$ 135,315

Convertible Bonds — 0.9%
Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate — 0.4%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		425	$ 414,027
			$ 414,027
Super Retail — 0.5%
Delivery Hero SE, 1.50%, 1/15/28(3)	EUR	400	$ 450,674
			$ 450,674
Total Convertible Bonds (identified cost $803,678)			$ 864,701

Corporate Bonds — 86.5%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.9%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(4)	$510	$ 528,154
Axon Enterprise, Inc., 6.125%, 3/15/30(4)	150	154,567
BWX Technologies, Inc., 4.125%, 4/15/29(4)	200	196,041
Moog, Inc., 4.25%, 12/15/27(4)	750	746,522
Science Applications International Corp., 4.875%, 4/1/28(4)	500	499,027
TransDigm, Inc.:
4.625%, 1/15/29	500	497,240
6.375%, 3/1/29(4)	100	102,958
		$ 2,724,509
Security	Principal Amount* (000's omitted)	Value
Air Transportation — 1.4%
Air Canada, 3.875%, 8/15/26(4)	$150	$ 149,518
Air Canada Pass-Through Trust, 10.50%, 7/15/26(4)	250	256,594
United Airlines Holdings, Inc., 5.375%, 3/1/31(5)	80	80,895
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.875%, 5/1/27(4)	300	300,665
9.50%, 6/1/28(4)	516	537,179
		$ 1,324,851
Automotive & Auto Parts — 1.2%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	$824	$ 840,127
Champions Financing, Inc., 8.75%, 2/15/29(4)	98	95,138
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	338	166,994
		$ 1,102,259
Broadcasting — 2.5%
Discovery Communications LLC:
3.625%, 5/15/30	$159	$ 147,085
4.125%, 5/15/29	247	240,143
Sirius XM Radio LLC, 5.00%, 8/1/27(4)	750	749,120
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(4)	420	394,275
TEGNA, Inc., 4.625%, 3/15/28	500	496,792
Univision Communications, Inc., 4.50%, 5/1/29(4)	255	243,712
Warnermedia Holdings, Inc., 4.054%, 3/15/29	85	82,503
		$ 2,353,630
Building Materials — 2.3%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(4)	$300	$ 300,758
Builders FirstSource, Inc., 5.00%, 3/1/30(4)	400	398,772
CP Atlas Buyer, Inc., 9.75%, 7/15/30(4)	410	426,789
James Hardie International Finance DAC, 5.00%, 1/15/28(4)	600	599,654
Park River Holdings, Inc., 8.75%, 12/31/30(4)	41	40,928
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)	412	413,551
		$ 2,180,452
Cable & Satellite TV — 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(4)	$1,000	$ 994,969
5.125%, 5/1/27(4)	665	665,585
5.50%, 5/1/26(4)	577	577,292
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(4)	597	600,215

Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Cable & Satellite TV (continued)
DISH Network Corp., 11.75%, 11/15/27(4)	$1,000	$ 1,035,468
Versant Media Group, Inc., 7.25%, 1/30/31(4)	590	605,018
		$ 4,478,547
Capital Goods — 3.5%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(6)	$510	$ 529,953
Calderys Financing LLC, 11.25%, 6/1/28(4)	400	417,265
EnerSys, 4.375%, 12/15/27(4)	600	596,111
ESAB Corp., 6.25%, 4/15/29(4)	369	379,621
New Flyer Holdings, Inc., 9.25%, 7/1/30(4)	200	215,614
Patrick Industries, Inc., 4.75%, 5/1/29(4)	300	297,149
VoltaGrid LLC, 7.375%, 11/1/30(4)	848	859,343
		$ 3,295,056
Chemicals — 2.4%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27(4)	$400	$ 399,403
Celanese U.S. Holdings LLC, 6.85%, 11/15/28	156	163,872
Compass Minerals International, Inc.:
6.75%, 12/1/27(4)	55	55,056
8.00%, 7/1/30(4)	363	385,229
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(4)	500	486,259
7.25%, 6/15/31(4)	250	256,443
SNF Group SACA, 3.125%, 3/15/27(4)	500	492,718
		$ 2,238,980
Consumer Products — 1.3%
Energizer Holdings, Inc., 4.75%, 6/15/28(4)	$400	$ 396,099
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31(4)(5)	65	65,231
Spectrum Brands, Inc., 3.875%, 3/15/31(4)	940	763,280
		$ 1,224,610
Containers — 1.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(4)	$278	$ 264,226
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(4)	357	357,556
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	339	338,216
Sealed Air Corp., 4.00%, 12/1/27(4)	298	297,101
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(4)	171	165,182
		$ 1,422,281
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services — 4.8%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(4)	$370	$ 375,900
Azorra Finance Ltd., 7.25%, 1/15/31(4)	174	182,360
Block, Inc., 5.625%, 8/15/30(4)	180	183,303
Burford Capital Global Finance LLC, 6.25%, 4/15/28(4)	200	199,794
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)	500	530,787
Hightower Holding LLC, 6.75%, 4/15/29(4)	1,033	1,037,530
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	133	133,264
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)	351	368,130
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(4)	542	534,913
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(4)	235	244,267
Terraform Global Operating LP, 6.125%, 3/1/26(4)	199	198,311
United Wholesale Mortgage LLC, 5.50%, 4/15/29(4)	275	271,852
UWM Holdings LLC:
6.25%, 3/15/31(4)	206	204,827
6.625%, 2/1/30(4)	45	45,418
		$ 4,510,656
Diversified Media — 1.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	$200	$ 196,860
6.125%, 12/1/28(4)	200	195,713
Cars.com, Inc., 6.375%, 11/1/28(4)	390	390,446
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(4)	378	398,207
Stagwell Global LLC, 5.625%, 8/15/29(4)	136	131,971
		$ 1,313,197
Energy — 5.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	$425	$ 447,426
Buckeye Partners LP, 4.125%, 12/1/27	350	346,222
DBR Land Holdings LLC, 6.25%, 12/1/30(4)	165	169,125
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	500	502,413
Global Partners LP/GLP Finance Corp., 6.875%, 1/15/29	400	406,888
Hess Midstream Operations LP, 5.875%, 3/1/28(4)	781	796,197
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(4)	237	246,076
Sunoco LP, 7.00%, 5/1/29(4)	500	520,203
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(4)	1,000	950,509
WBI Operating LLC, 6.25%, 10/15/30(4)	645	650,221
		$ 5,035,280

Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Entertainment & Film — 0.9%
Cinemark USA, Inc., 5.25%, 7/15/28(4)	$444	$ 443,814
Live Nation Entertainment, Inc., 3.75%, 1/15/28(4)	400	395,417
		$ 839,231
Environmental — 0.8%
GFL Environmental, Inc., 4.00%, 8/1/28(4)	$761	$ 749,411
		$ 749,411
Food & Drug Retail — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.625%, 1/15/27(4)	$1,000	$ 999,893
5.875%, 2/15/28(4)	400	400,400
Murphy Oil USA, Inc., 5.625%, 5/1/27	400	401,525
		$ 1,801,818
Food, Beverage & Tobacco — 2.0%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(4)	$699	$ 746,256
Darling Ingredients, Inc., 5.25%, 4/15/27(4)	300	300,297
Performance Food Group, Inc., 5.50%, 10/15/27(4)	400	400,517
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	224	224,362
U.S. Foods, Inc., 6.875%, 9/15/28(4)	230	237,502
		$ 1,908,934
Gaming — 3.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	$200	$ 208,338
Brightstar Lottery PLC, 5.25%, 1/15/29(4)	200	199,781
Caesars Entertainment, Inc.:
4.625%, 10/15/29(4)	175	168,146
7.00%, 2/15/30(4)	240	247,941
Churchill Downs, Inc., 5.50%, 4/1/27(4)	700	700,716
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(4)	325	330,691
MGM Resorts International, 4.625%, 9/1/26	352	352,365
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	400	417,342
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(4)	170	172,658
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)	500	503,045
		$ 3,301,023
Security	Principal Amount* (000's omitted)	Value
Healthcare — 6.3%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(4)	$400	$ 384,281
Avantor Funding, Inc., 4.625%, 7/15/28(4)	1,000	992,834
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(4)	225	202,001
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)	187	190,477
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)	357	372,347
IQVIA, Inc., 5.00%, 10/15/26(4)	500	500,093
LifePoint Health, Inc., 5.375%, 1/15/29(4)	250	242,969
Medline Borrower LP, 5.25%, 10/1/29(4)	419	419,992
Molina Healthcare, Inc., 3.875%, 11/15/30(4)	500	461,559
National Mentor Holdings, Inc., 10.50%, 12/15/30(4)	198	204,775
Perrigo Finance Unlimited Co., 5.15%, 6/15/30	250	242,669
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)	390	395,074
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	271	286,669
Tenet Healthcare Corp., 4.625%, 6/15/28	345	344,223
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	393	390,076
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	354	355,993
		$ 5,986,032
Homebuilders & Real Estate — 7.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(4)	$400	$ 378,868
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(4)	350	339,210
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(4)	454	457,116
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(4)	500	486,923
Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29(4)	430	423,309
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(4)	74	73,672
Iron Mountain, Inc., 5.25%, 3/15/28(4)	329	329,082
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(4)	400	410,050
LGI Homes, Inc., 4.00%, 7/15/29(4)	500	459,345
New Home Co., Inc.:
8.50%, 11/1/30(4)	197	205,451
9.25%, 10/1/29(4)	283	298,559
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(4)	750	750,239
RLJ Lodging Trust LP, 3.75%, 7/1/26(4)	675	671,575
SBA Communications Corp., 3.875%, 2/15/27	1,000	993,082
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)	500	509,978
		$ 6,786,459

Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)	$1,019	$ 1,022,498
AmWINS Group, Inc., 4.875%, 6/30/29(4)	400	394,875
		$ 1,417,373
Leisure — 1.5%
Motion Bondco DAC, 6.625%, 11/15/27(4)	$400	$ 379,910
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(4)	466	466,498
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	622	622,755
		$ 1,469,163
Metals & Mining — 1.0%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	$291	$ 321,021
Constellium SE, 3.75%, 4/15/29(4)	270	261,500
Hudbay Minerals, Inc., 4.50%, 4/1/26(4)	400	399,856
		$ 982,377
Publishing & Printing — 0.5%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	$504	$ 506,546
		$ 506,546
Restaurant — 0.7%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/28(4)	$654	$ 644,613
		$ 644,613
Services — 6.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	$550	$ 549,151
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(4)	315	312,565
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(4)	200	197,762
4.625%, 6/1/28(4)	1,000	986,991
APi Group DE, Inc., 4.75%, 10/15/29(4)	500	491,942
Herc Holdings, Inc., 7.00%, 6/15/30(4)	250	262,546
Imola Merger Corp., 4.75%, 5/15/29(4)	450	443,012
Korn Ferry, 4.625%, 12/15/27(4)	664	662,433
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(4)	540	554,899
RB Global Holdings, Inc., 6.75%, 3/15/28(4)	250	254,958
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	469	467,800
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(4)	190	198,671
Security	Principal Amount* (000's omitted)	Value
Services (continued)
WESCO Distribution, Inc., 6.375%, 3/15/29(4)	$131	$ 135,228
White Cap Supply Holdings LLC, 7.375%, 11/15/30(4)	419	435,466
		$ 5,953,424
Steel — 0.6%
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(4)	$350	$ 353,540
TMS International Corp., 6.25%, 4/15/29(4)	258	252,474
		$ 606,014
Super Retail — 4.1%
Asbury Automotive Group, Inc., 4.50%, 3/1/28	$360	$ 359,016
Bath & Body Works, Inc., 5.25%, 2/1/28	200	201,847
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	500	534,669
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	200	198,914
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	400	391,375
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	450	447,403
LCM Investments Holdings II LLC, 4.875%, 5/1/29(4)	425	419,022
Lithia Motors, Inc., 3.875%, 6/1/29(4)	600	580,743
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	125	124,840
Men's Wearhouse LLC, 9.00%, 2/1/31(4)	366	380,997
Sonic Automotive, Inc., 4.625%, 11/15/29(4)	300	295,091
		$ 3,933,917
Technology — 3.8%
Cipher Compute LLC, 7.125%, 11/15/30(4)	$250	$ 257,915
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	545	542,157
9.00%, 9/30/29(4)	750	758,213
Dye & Durham Ltd., 8.625%, 4/15/29(4)	350	315,127
Entegris, Inc., 4.375%, 4/15/28(4)	350	347,714
Fair Isaac Corp., 5.25%, 5/15/26(4)	330	329,902
Gen Digital, Inc., 6.75%, 9/30/27(4)	500	504,570
WULF Compute LLC, 7.75%, 10/15/30(4)	548	572,085
		$ 3,627,683
Telecommunications — 1.3%
EchoStar Corp., 10.75%, 11/30/29	$461	$ 505,366
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	460	425,303
Zegona Finance PLC, 8.625%, 7/15/29(4)	319	337,270
		$ 1,267,939

Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Transport Excluding Air & Rail — 1.1%
Carriage Purchaser, Inc., 7.875%, 10/15/29(4)	$480	$ 477,817
Seaspan Corp., 5.50%, 8/1/29(4)	605	575,940
		$ 1,053,757
Utility — 6.4%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(4)	$906	$ 889,564
Calpine Corp., 5.125%, 3/15/28(4)	250	250,006
Clearway Energy Operating LLC, 4.75%, 3/15/28(4)	500	499,883
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	437	423,883
NRG Energy, Inc.:
5.75%, 1/15/28	800	800,832
10.25% to 3/15/28(4)(7)(8)	737	811,961
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	650	645,537
TerraForm Power Operating LLC, 5.00%, 1/31/28(4)	500	501,478
Vistra Operations Co. LLC:
5.00%, 7/31/27(4)	257	257,336
5.625%, 2/15/27(4)	346	346,409
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(4)	250	247,903
7.25%, 1/15/29(4)	300	309,721
8.375%, 1/15/31(4)	120	126,117
		$ 6,110,630
Total Corporate Bonds (identified cost $81,348,851)		$82,150,652

Senior Floating-Rate Loans — 9.0%(9)
Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.3%
Clarios Global LP, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$198	$ 198,155
Crash Champions LLC, Term Loan, 8.572%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	89	82,895
		$ 281,050
Building Materials — 0.4%
Park River Holdings, Inc., Term Loan, 8.161%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	$350	$ 350,766
		$ 350,766
Borrower/Description	Principal Amount (000's omitted)	Value
Cable & Satellite TV — 0.2%
E.W. Scripps Co.:
Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$122	$ 116,981
Term Loan, 9.54%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	61	62,269
		$ 179,250
Capital Goods — 0.7%
EMRLD Borrower LP, Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$714	$ 713,635
		$ 713,635
Consumer Products — 0.2%
Petco Health & Wellness Co., Inc., Term Loan, 7.184%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	$236	$ 236,165
		$ 236,165
Food, Beverage & Tobacco — 0.4%
Primo Brands Corp., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/31/28	$346	$ 346,991
		$ 346,991
Gaming — 0.5%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	$166	$ 167,321
Term Loan, 10/1/32(10)	39	39,216
Spectacle Gary Holdings LLC, Term Loan, 8.086%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	233	225,795
		$ 432,332
Healthcare — 2.2%
athenahealth Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	$889	$ 879,555
Bausch & Lomb Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	333	336,242
Bausch Health Cos., Inc., Term Loan, 9.922%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	468	457,128
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	197	197,002
LifePoint Health, Inc., Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	122	122,516
Team Health Holdings, Inc., Term Loan, 8.167%, (3 mo. USD Term SOFR + 4.50%), 6/30/28	124	124,696
		$ 2,117,139

Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.5%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$463	$ 466,632
		$ 466,632
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.172%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	$347	$ 351,380
		$ 351,380
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	$396	$ 396,502
		$ 396,502
Services — 0.8%
LBM Acquisition LLC, Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$620	$ 598,221
Specialty Building Products Holdings LLC, Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	209	199,688
		$ 797,909
Super Retail — 2.0%
Evergreen Acqco 1 LP, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	$298	$ 298,957
Mavis Tire Express Services Corp., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	850	851,516
Men's Wearhouse, Inc., Term Loan, 1/28/31(11)	193	193,161
PetSmart, Inc., Term Loan, 7.671%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	549	549,193
		$ 1,892,827
Total Senior Floating-Rate Loans (identified cost $8,544,071)		$ 8,562,578

Miscellaneous — 0.0%
Security	Principal Amount	Value
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(12)	$273,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(13)	2,299,734	$ 2,299,734
Total Short-Term Investments (identified cost $2,299,734)		$ 2,299,734
Total Investments — 99.0% (identified cost $93,051,359)		$94,012,980
Less Unfunded Loan Commitments — (0.0)%†		$ (38,924)
Net Investments — 99.0% (identified cost $93,012,435)		$93,974,056
Other Assets, Less Liabilities — 1.0%		$ 954,070
Net Assets — 100.0%		$94,928,126
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $450,674 or 0.5% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $74,124,118 or 78.1% of the Fund's net assets.
(5)	When-issued security.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $39,216.
(11)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	448,633	EUR	375,030	Citibank, N.A.	3/18/26	$3,190	$ —
						$3,190	$—
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Restricted Securities
At January 31, 2026, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	8,688	$52,173	$131,949
Total Restricted Securities			$52,173	$131,949
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,299,734, which represents 2.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,890,537	$21,592,824	$(23,183,627)	$ —	$ —	$2,299,734	$25,810	2,299,734
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration High Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 3,082	$ 132,233	$ —	$ 135,315
Convertible Bonds	—	864,701	—	864,701
Corporate Bonds	—	82,150,652	—	82,150,652
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	8,523,654	—	8,523,654
Miscellaneous	—	—	0	0
Short-Term Investments	2,299,734	—	—	2,299,734
Total Investments	$2,302,816	$91,671,240	$0	$93,974,056
Forward Foreign Currency Exchange Contracts	$ —	$ 3,190	$ —	$ 3,190
Total	$2,302,816	$91,674,430	$0	$93,977,246
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.